FVIT SA-1 07/09

SUPPLEMENT DATED JULY 1, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2009
OF

FRANKLIN VALUE INVESTORS TRUST

(Franklin All Cap Value Fund, Franklin Balance Sheet Investment Fund, Franklin Large Cap Value Fund, Franklin MicroCap Value Fund, Franklin MidCap Value Fund, and Franklin Small Cap Value Fund)

The Statement of Additional Information is amended as follows:

Under the section, "Management and Other Services – Portfolio managers – Ownership of Fund shares" on page 30, the table is replaced with the following as of October 31, 2008:

Ownership of Fund shares. The manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by each portfolio manager (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Bruce C. Baughman

All Cap Value Fund
$10,001 - $50,000

Balance Sheet Fund
$100,001 - $500,000

Large Cap Value Fund
$10,001 - $5 0,000

MicroCap Value Fund
$500,001 - $1,000,000

MidCap Value Fund
$50,001 - $100,000

Small Cap Value Fund

$50,001 - $100,000

Samuel R. Kerner	MidCap Value Fund $10,001 - $50,000
William J. Lippman

All Cap Value Fund

$50,001 - $100,000

Balance Sheet Fund
$100,001 - $500,000

Large Cap Value Fund
$100,001 - $5 00,000

MicroCap Value Fund
$100,001 - $500,000

MidCap Value Fund
$100,001 - $500,000

Small Cap Value Fund

$100,001 - $500,000

Margaret McGee

All Cap Value Fund

$10,001 - $ 50,000

Balance Sheet Fund
$50,001 - $ 100,000

Large Cap Value Fund
$100,001 - $500,000

MicroCap Value Fund
$100,001 - $500,000

MidCap Value Fund

$50,001 - $100,000

Small Cap Value Fund
$100,001 - $5 00,000

Steven B. Raineri	All Cap Value Fund $10,001 - $50,000
Y. Dogan Sahin	Small Cap Value Fund $10,001 - $50,000
Donald G. Taylor	Large Cap Value Fund $1 - $10,000 MicroCap Value Fund $100,001 - $ 500,000 Small Cap Value Fund $100,001 - $500,000

Please keep this supplement for future reference.